Expense Example	Nov. 01, 2025 USD ($)
Quantified Managed Income Fund | Quantified Managed Income Fund Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 163
Expense Example, with Redemption, 3 Years	505
Expense Example, with Redemption, 5 Years	871
Expense Example, with Redemption, 10 Years	1,900
Quantified Managed Income Fund | Quantified Managed Income Fund Advisor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	227
Expense Example, with Redemption, 3 Years	700
Expense Example, with Redemption, 5 Years	1,200
Expense Example, with Redemption, 10 Years	2,575
Quantified Market Leaders Fund | Quantified Market Leaders Fund Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	483
Expense Example, with Redemption, 5 Years	834
Expense Example, with Redemption, 10 Years	1,824
Quantified Market Leaders Fund | Quantified Market Leaders Fund Advisor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	216
Expense Example, with Redemption, 3 Years	667
Expense Example, with Redemption, 5 Years	1,144
Expense Example, with Redemption, 10 Years	2,462
Quantified Alternative Investment Fund | Quantified Alternative Investment Fund Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	244
Expense Example, with Redemption, 3 Years	751
Expense Example, with Redemption, 5 Years	1,285
Expense Example, with Redemption, 10 Years	2,746
Quantified Alternative Investment Fund | Quantified Alternative Investment Fund Advisor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	309
Expense Example, with Redemption, 3 Years	945
Expense Example, with Redemption, 5 Years	1,606
Expense Example, with Redemption, 10 Years	3,374
Quantified STF Fund | Quantified STF Fund Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	176
Expense Example, with Redemption, 3 Years	545
Expense Example, with Redemption, 5 Years	939
Expense Example, with Redemption, 10 Years	2,041
Quantified STF Fund | Quantified STF Fund Advisor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	238
Expense Example, with Redemption, 3 Years	733
Expense Example, with Redemption, 5 Years	1,255
Expense Example, with Redemption, 10 Years	2,686
Quantified Tactical Fixed Income Fund | Quantified Tactical Fixed Income Fund Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	182
Expense Example, with Redemption, 3 Years	563
Expense Example, with Redemption, 5 Years	970
Expense Example, with Redemption, 10 Years	2,105
Quantified Tactical Fixed Income Fund | Quantified Tactical Fixed Income Fund Advisor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	242
Expense Example, with Redemption, 3 Years	745
Expense Example, with Redemption, 5 Years	1,275
Expense Example, with Redemption, 10 Years	2,726
Quantified Evolution Plus Fund | Quantified Evolution Plus Fund Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	186
Expense Example, with Redemption, 3 Years	576
Expense Example, with Redemption, 5 Years	990
Expense Example, with Redemption, 10 Years	2,148
Quantified Evolution Plus Fund | Quantified Evolution Plus Fund Advisor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	246
Expense Example, with Redemption, 3 Years	758
Expense Example, with Redemption, 5 Years	1,296
Expense Example, with Redemption, 10 Years	2,766
Quantified Common Ground Fund | Quantified Common Ground Fund Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	164
Expense Example, with Redemption, 3 Years	508
Expense Example, with Redemption, 5 Years	876
Expense Example, with Redemption, 10 Years	1,911
Quantified Common Ground Fund | Quantified Common Ground Fund Advisor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	227
Expense Example, with Redemption, 3 Years	700
Expense Example, with Redemption, 5 Years	1,200
Expense Example, with Redemption, 10 Years	2,575
Quantified Pattern Recognition Fund | Quantified Pattern Recognition Fund Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	182
Expense Example, with Redemption, 3 Years	563
Expense Example, with Redemption, 5 Years	970
Expense Example, with Redemption, 10 Years	2,105
Quantified Pattern Recognition Fund | Quantified Pattern Recognition Fund Advisor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	242
Expense Example, with Redemption, 3 Years	745
Expense Example, with Redemption, 5 Years	1,275
Expense Example, with Redemption, 10 Years	2,726
Quantified Tactical Sectors Fund | Quantified Tactical Sectors Fund Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	175
Expense Example, with Redemption, 3 Years	542
Expense Example, with Redemption, 5 Years	933
Expense Example, with Redemption, 10 Years	2,030
Quantified Tactical Sectors Fund | Quantified Tactical Sectors Fund Advisor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	235
Expense Example, with Redemption, 3 Years	724
Expense Example, with Redemption, 5 Years	1,240
Expense Example, with Redemption, 10 Years	2,656
Quantified Government Income Tactical Fund | Quantified Government Income Tactical Fund Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	184
Expense Example, with Redemption, 3 Years	569
Expense Example, with Redemption, 5 Years	980
Expense Example, with Redemption, 10 Years	2,127
Quantified Government Income Tactical Fund | Quantified Government Income Tactical Fund Advisor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	244
Expense Example, with Redemption, 3 Years	751
Expense Example, with Redemption, 5 Years	1,285
Expense Example, with Redemption, 10 Years	2,746
Quantified Rising Dividend Tactical Fund | Quantified Rising Dividend Tactical Fund Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	184
Expense Example, with Redemption, 3 Years	569
Expense Example, with Redemption, 5 Years	980
Expense Example, with Redemption, 10 Years	2,127
Quantified Rising Dividend Tactical Fund | Quantified Rising Dividend Tactical Fund Advisor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	244
Expense Example, with Redemption, 3 Years	751
Expense Example, with Redemption, 5 Years	1,285
Expense Example, with Redemption, 10 Years	2,746
Quantified Global Fund | Quantified Global Fund Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	172
Expense Example, with Redemption, 3 Years	533
Expense Example, with Redemption, 5 Years	918
Expense Example, with Redemption, 10 Years	1,998
Quantified Global Fund | Quantified Global Fund Advisor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	232
Expense Example, with Redemption, 3 Years	715
Expense Example, with Redemption, 5 Years	1,225
Expense Example, with Redemption, 10 Years	2,626
Quantified Eckhardt Managed Futures Strategy Fund | Quantified Eckhardt Managed Futures Strategy Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	175
Expense Example, with Redemption, 3 Years	542
Expense Example, with Redemption, 5 Years	933
Expense Example, with Redemption, 10 Years	2,030
Quantified Eckhardt Managed Futures Strategy Fund | Quantified Eckhardt Managed Futures Strategy Fund Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	240
Expense Example, with Redemption, 3 Years	739
Expense Example, with Redemption, 5 Years	1,265
Expense Example, with Redemption, 10 Years	$ 2,706